CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 13,409,825	$ 11,388	$ 10,053
Prepaid expenses and other current assets	480,647	21,830	7,000
Marketable securities, available-for-sale	2,957,376	0	0
Total current assets	16,847,848	33,218	17,053
Property and equipment, net	38,437	23,790	2,517
Patents pending	23,793	18,093	0
Due from affiliate	0	137,547	0
Security deposit	177,547	0	0
Deposits on license agreements	2,250,000	0	0
Technology license, net	2,027,085	2,178,617	0
Total Assets	21,364,710	2,391,265	19,570
Current liabilities:
Technology license liability	0	1,300,000	0
Accounts payable	1,721,511	1,023,320	340,134
Accrued expenses	1,511,848	2,467,796	169,721
Settlements payable	1,691,400	0	0
Notes payable - related parties	0	884,764	0
Investors deposit	0	100,000	0
Due to related parties	10,000	23,200	46,000
Derivative financial instruments, at estimated fair value - warrants	22,234,325	0	0
Total current liabilities	27,169,084	5,799,080	555,855
Stockholders' Deficiency:
Preferred stock Series A $0.001 par value; 20,000,000 shares authorized; 0 issued and outstanding	0	0	0
Common stock $0.0001 par value; 100,000,000 shares authorized; 18,376,363 and 8,952,905 issued and outstanding, respectively	1,838	895	404
Additional paid-in capital	48,649,970	30,203,402	2,766,567
Subscription receivable - Stockholder	0	0	(35,000)
Deficit accumulated during the development stage	(54,301,348)	(33,612,112)	(3,268,256)
Accumulated other comprehensive income	(154,834)	0	0
Total stockholders' deficit	(5,804,374)	(3,407,815)	(536,285)
Total liabilities and stockholders' deficit	$ 21,364,710	$ 2,391,265	$ 19,570